                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21248

                          Morgan Stanley Allocator Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                   10020
   (Address of principal executive offices)                     (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2006

Date of reporting period: April 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY ALLOCATOR FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2005 (UNAUDITED)



 NUMBER OF
  SHARES                                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------

            COMMON STOCKS (89.1%)
            Advertising/Marketing Services (0.3%)
   7,513    Interpublic Group of Companies, Inc. (The)*                                                                     $96,617
   3,116    Omnicom Group, Inc.                                                                                             258,316
                                                                                                                    ----------------
                                                                                                                            354,933
                                                                                                                    ----------------
            Aerospace & Defense (1.3%)
   8,987    Boeing Co.                                                                                                      534,906
   2,277    General Dynamics Corp.                                                                                          239,199
   1,406    Goodrich Corp.                                                                                                   56,661
   1,365    L-3 Communications Holdings, Inc.                                                                                96,874
   4,964    Lockheed Martin Corp.                                                                                           302,556
   4,129    Northrop Grumman Corp.                                                                                          226,434
   5,137    Raytheon Co.                                                                                                    193,203
   2,102    Rockwell Collins, Inc.                                                                                           96,440
                                                                                                                    ----------------
                                                                                                                          1,746,273
                                                                                                                    ----------------
            Agricultural Commodities/Milling (0.1%)
   7,170    Archer-Daniels-Midland Co.                                                                                      128,988
                                                                                                                    ----------------

            Air Freight/Couriers (0.9%)
   3,282    FedEx Corp.                                                                                                     278,806
  12,211    United Parcel Service, Inc. (Class B)                                                                           870,766
                                                                                                                    ----------------
                                                                                                                          1,149,572
                                                                                                                    ----------------
            Airlines (1.6%)
  15,205    Alaska Air Group, Inc.*                                                                                         405,517
  28,900    AMR Corp.*                                                                                                      302,583
  25,654    Delta Air Lines, Inc.*                                                                                           84,402
  54,983    Flyi Inc.*                                                                                                       40,138
  31,856    Frontier Airlines, Inc.*                                                                                        309,322
  10,410    JetBlue Airways Corp.*                                                                                          208,720
  40,114    Mesa Air Group, Inc.*                                                                                           213,808
  16,426    SkyWest, Inc.                                                                                                   296,982
  22,623    Southwest Airlines Co.                                                                                          336,630
                                                                                                                    ----------------
                                                                                                                          2,198,102
                                                                                                                    ----------------
            Alternative Power Generation (0.0%)
   5,072    Calpine Corp.*                                                                                                    9,079
                                                                                                                    ----------------

            Aluminum (0.2%)
   7,818    Alcoa, Inc.                                                                                                     226,878
                                                                                                                    ----------------

            Apparel/Footwear (0.4%)
   2,413    Cintas Corp.                                                                                                     93,118
   2,866    Coach, Inc.*                                                                                                     76,809
    960     Jones Apparel Group, Inc.                                                                                        29,232
    844     Liz Claiborne, Inc.                                                                                              29,903
   3,185    Nike, Inc. (Class B)                                                                                            244,640
    589     Reebok International Ltd.                                                                                        23,919
    861     V.F. Corp.                                                                                                       48,723
                                                                                                                    ----------------
                                                                                                                            546,344
                                                                                                                    ----------------




            Apparel/Footwear Retail (0.4%)
   9,702    Gap, Inc. (The)                                                                                                 207,138
   4,855    Limited Brands, Inc.                                                                                            105,305
   1,683    Nordstrom, Inc.                                                                                                  85,547
   5,312    TJX Companies, Inc. (The)                                                                                       120,317
                                                                                                                    ----------------
                                                                                                                            518,307
                                                                                                                    ----------------
            Auto Parts: O.E.M. (0.1%)
    357     Dana Corp.                                                                                                        4,077
   1,335    Delphi Corp.                                                                                                      4,406
   1,811    Eaton Corp.                                                                                                     106,215
    456     Johnson Controls, Inc.                                                                                           25,020
    310     Visteon Corp.                                                                                                     1,085
                                                                                                                    ----------------
                                                                                                                            140,803
                                                                                                                    ----------------
            Automotive Aftermarket (0.0%)
    179     Cooper Tire & Rubber Co.                                                                                          3,124
    418     Goodyear Tire & Rubber Co. (The)*                                                                                 4,962
                                                                                                                    ----------------
                                                                                                                              8,086
                                                                                                                    ----------------
            Beverages: Alcoholic (0.4%)
   8,594    Anheuser-Busch Companies, Inc.                                                                                  402,801
   1,464    Brown-Forman Corp. (Class B)                                                                                     81,252
    447     Molson Coors Brewing Co. (Class B)                                                                               27,602
                                                                                                                    ----------------
                                                                                                                            511,655
                                                                                                                    ----------------
            Beverages: Non-Alcoholic (1.0%)
  26,365    Coca-Cola Co. (The)                                                                                           1,145,296
   5,644    Coca-Cola Enterprises Inc.                                                                                      114,572
   2,992    Pepsi Bottling Group, Inc. (The)                                                                                 85,781
                                                                                                                    ----------------
                                                                                                                          1,345,649
                                                                                                                    ----------------
            Biotechnology (1.3%)
  15,956    Amgen Inc.*                                                                                                     928,799
   4,110    Biogen Idec Inc.*                                                                                               148,946
   2,787    Chiron Corp.*                                                                                                    95,176
   2,868    Genzyme Corp.*                                                                                                  168,093
   5,192    Gilead Sciences, Inc.*                                                                                          192,623
   3,698    MedImmune, Inc.*                                                                                                 93,818
    834     Millipore Corp.*                                                                                                 40,215
                                                                                                                    ----------------
                                                                                                                          1,667,670
                                                                                                                    ----------------
            Broadcasting (0.2%)
   6,194    Clear Channel Communications, Inc.                                                                              197,836
   3,717    Univision Communications, Inc. (Class A)*                                                                        97,720
                                                                                                                    ----------------
                                                                                                                            295,556
                                                                                                                    ----------------
            Building Products (0.2%)
   2,536    American Standard Companies, Inc.                                                                               113,385
   5,063    Masco Corp.                                                                                                     159,434
                                                                                                                    ----------------
                                                                                                                            272,819
                                                                                                                    ----------------
            Cable/Satellite TV (0.5%)
  22,326    Comcast Corp. (Class A)*                                                                                        716,888
                                                                                                                    ----------------
            Casino/Gaming (0.1%)
   1,130    Harrah's Entertainment, Inc.                                                                                     74,151
   3,505    International Game Technology                                                                                    94,249
                                                                                                                    ----------------
                                                                                                                            168,400
                                                                                                                    ----------------
            Chemicals: Agricultural (0.1%)
   2,394    Monsanto Co.                                                                                                    140,336
                                                                                                                    ----------------
            Chemicals: Major Diversified (0.7%)
   8,544    Dow Chemical Co. (The)                                                                                          392,426
   8,911    Du Pont (E.I.) de Nemours & Co.                                                                                 419,797




    710     Eastman Chemical Co.                                                                                             38,340
   1,094    Engelhard Corp.                                                                                                  33,509
   1,006    Hercules Inc.*                                                                                                   13,309
   2,019    Rohm & Haas Co.                                                                                                  88,150
                                                                                                                    ----------------
                                                                                                                            985,531
                                                                                                                    ----------------
            Chemicals: Specialty (0.2%)
   2,034    Air Products & Chemicals, Inc.                                                                                  119,457
    462     Great Lakes Chemical Corp.                                                                                       14,340
   2,904    Praxair, Inc.                                                                                                   135,994
    616     Sigma-Aldrich Corp.                                                                                              35,993
                                                                                                                    ----------------
                                                                                                                            305,784
                                                                                                                    ----------------
            Commercial Printing/Forms (0.1%)
    732     Deluxe Corp.                                                                                                     29,229
   3,115    Donnelley (R.R.) & Sons Co.                                                                                     102,515
                                                                                                                    ----------------
                                                                                                                            131,744
                                                                                                                    ----------------
            Computer Communications (0.9%)
   5,361    Avaya Inc.*                                                                                                      46,533
  66,819    Cisco Systems, Inc.*                                                                                          1,154,632
   1,026    QLogic Corp.*                                                                                                    34,104
                                                                                                                    ----------------
                                                                                                                          1,235,269
                                                                                                                    ----------------
            Computer Peripherals (0.4%)
  24,776    EMC Corp.*                                                                                                      325,061
   1,443    Lexmark International, Inc. (Class A)*                                                                          100,216
   4,008    Network Appliance, Inc.*                                                                                        106,733
                                                                                                                    ----------------
                                                                                                                            532,010
                                                                                                                    ----------------
            Computer Processing Hardware (1.5%)
   8,344    Apple Computer, Inc.*                                                                                           300,885
  25,590    Dell, Inc.*                                                                                                     891,300
   4,363    Gateway, Inc.*                                                                                                   14,878
  30,010    Hewlett-Packard Co.                                                                                             614,305
   2,071    NCR Corp.*                                                                                                       68,343
  34,802    Sun Microsystems, Inc.*                                                                                         126,331
                                                                                                                    ----------------
                                                                                                                          2,016,042
                                                                                                                    ----------------
            Construction Materials (0.0%)
    920     Vulcan Materials Co.                                                                                             48,797
                                                                                                                    ----------------
            Containers/Packaging (0.1%)
   1,010    Ball Corp.                                                                                                       39,895
    958     Bemis Company, Inc.                                                                                              26,402
   1,333    Pactiv Corp.*                                                                                                    28,580
    750     Sealed Air Corp.*                                                                                                36,330
   1,006    Temple-Inland Inc.                                                                                               33,953
                                                                                                                    ----------------
                                                                                                                            165,160
                                                                                                                    ----------------
            Contract Drilling (0.2%)
   1,213    Nabors Industries, Ltd. (Bermuda)*                                                                               65,344
   1,088    Noble Corp. (Cayman Islands)                                                                                     55,379
    869     Rowan Companies, Inc.*                                                                                           23,055
   2,550    Transocean Inc. (Cayman Islands)*                                                                               118,244
                                                                                                                    ----------------
                                                                                                                            262,022
                                                                                                                    ----------------
            Data Processing Services (0.8%)
   1,380    Affiliated Computer Services, Inc. (Class A)*                                                                    65,785
   5,975    Automatic Data Processing, Inc.                                                                                 259,554
   2,123    Computer Sciences Corp.*                                                                                         92,308
   1,574    Convergys Corp.*                                                                                                 20,399
   8,503    First Data Corp.                                                                                                323,369
   2,159    Fiserv, Inc.*                                                                                                    91,326





   3,877    Paychex, Inc.                                                                                                   118,636
   3,210    SunGard Data Systems Inc.*                                                                                      107,214
                                                                                                                    ----------------
                                                                                                                          1,078,591
                                                                                                                    ----------------
            Department Stores (0.4%)
    986     Dillard's, Inc. (Class A)                                                                                        22,944
   1,929    Federated Department Stores, Inc.                                                                               110,918
   3,736    Kohl's Corp.*                                                                                                   177,834
   3,339    May Department Stores Co.                                                                                       117,132
   2,894    Penney (J.C.) Co., Inc.                                                                                         137,205
                                                                                                                    ----------------
                                                                                                                            566,033
                                                                                                                    ----------------
            Discount Stores (2.3%)
   1,365    Big Lots, Inc.*                                                                                                  13,896
   5,185    Costco Wholesale Corp.                                                                                          210,407
   3,947    Dollar General Corp.                                                                                             80,321
   2,035    Family Dollar Stores, Inc.                                                                                       54,904
  10,043    Target Corp.                                                                                                    465,995
  46,776    Wal-Mart Stores, Inc.                                                                                         2,205,021
                                                                                                                    ----------------
                                                                                                                          3,030,544
                                                                                                                    ----------------
            Drugstore Chains (0.5%)
   4,406    CVS Corp.                                                                                                       227,261
  11,206    Walgreen Co.                                                                                                    482,530
                                                                                                                    ----------------
                                                                                                                            709,791
                                                                                                                    ----------------
            Electric Utilities (2.3%)
   6,133    AES Corp. (The)*                                                                                                 98,619
   1,301    Allegheny Energy, Inc.*                                                                                          31,796
   1,848    Ameren Corp.                                                                                                     95,542
   3,598    American Electric Power Co., Inc.                                                                               126,722
   2,915    CenterPoint Energy, Inc.                                                                                         34,514
   1,775    Cinergy Corp.                                                                                                    70,290
   1,847    CMS Energy Corp.*                                                                                                23,863
   2,296    Consolidated Edison, Inc.                                                                                        99,371
   1,669    Constellation Energy Group, Inc.                                                                                 87,723
   3,089    Dominion Resources, Inc.                                                                                        232,911
   1,649    DTE Energy Co.                                                                                                   75,772
   8,696    Duke Energy Corp.                                                                                               253,836
   3,084    Edison International                                                                                            111,949
   1,971    Entergy Corp.                                                                                                   144,474
   6,044    Exelon Corp.                                                                                                    299,178
   3,000    FirstEnergy Corp.                                                                                               130,560
   3,383    FPL Group, Inc.                                                                                                 138,094
   3,565    PG&E Corp.                                                                                                      123,777
    869     Pinnacle West Capital Corp.                                                                                      36,411
   1,790    PPL Corp.                                                                                                        97,125
   2,338    Progress Energy, Inc.                                                                                            98,173
   2,187    Public Service Enterprise Group, Inc.                                                                           127,065
   6,742    Southern Co. (The)                                                                                              222,149
   1,892    TECO Energy, Inc.                                                                                                31,426
   2,183    TXU Corp.                                                                                                       187,280
   3,790    Xcel Energy, Inc.                                                                                                65,112
                                                                                                                    ----------------
                                                                                                                          3,043,732
                                                                                                                    ----------------
            Electrical Products (0.4%)
   2,268    American Power Conversion Corp.                                                                                  55,022
   1,092    Cooper Industries Ltd. (Class A) (Bermuda)                                                                       69,517
   4,752    Emerson Electric Co.                                                                                            297,808
   2,107    Molex Inc.                                                                                                       53,539
                                                                                                                    ----------------
                                                                                                                            475,886
                                                                                                                    ----------------




            Electronic Components (0.1%)
   2,259    Jabil Circuit, Inc.*                                                                                             62,348
   5,853    Sanmina-SCI Corp.*                                                                                               23,471
  10,775    Solectron Corp.*                                                                                                 35,558
                                                                                                                    ----------------
                                                                                                                            121,377
                                                                                                                    ----------------
            Electronic Equipment/Instruments (0.4%)
   5,383    Agilent Technologies, Inc.*                                                                                     111,697
  16,153    JDS Uniphase Corp.*                                                                                              23,906
   2,108    Rockwell Automation, Inc.                                                                                        97,453
   1,699    Scientific-Atlanta, Inc.                                                                                         51,955
   2,693    Symbol Technologies, Inc.                                                                                        36,005
    999     Tektronix, Inc.                                                                                                  21,638
   2,140    Thermo Electron Corp.*                                                                                           53,457
   9,854    Xerox Corp.*                                                                                                    130,566
                                                                                                                    ----------------
                                                                                                                            526,677
                                                                                                                    ----------------
            Electronic Production Equipment (0.4%)
  25,631    Applied Materials, Inc.*                                                                                        381,133
   2,970    KLA-Tencor Corp.*                                                                                               115,889
   2,257    Novellus Systems, Inc.*                                                                                          52,882
   2,952    Teradyne, Inc.*                                                                                                  32,531
                                                                                                                    ----------------
                                                                                                                            582,435
                                                                                                                    ----------------
            Electronics/Appliance Stores (0.2%)
   3,638    Best Buy Co., Inc.                                                                                              183,137
   2,292    Circuit City Stores - Circuit City Group                                                                         36,214
   1,923    RadioShack Corp.                                                                                                 48,017
                                                                                                                    ----------------
                                                                                                                            267,368
                                                                                                                    ----------------
            Electronics/Appliances (0.1%)
   3,729    Eastman Kodak Co.                                                                                                93,225
    511     Maytag Corp.                                                                                                      4,952
    432     Whirlpool Corp.                                                                                                  26,810
                                                                                                                    ----------------
                                                                                                                            124,987
                                                                                                                    ----------------
            Engineering & Construction (0.0%)
   1,019    Fluor Corp.                                                                                                      52,540
                                                                                                                    ----------------

            Environmental Services (0.2%)
   4,681    Allied Waste Industries, Inc.*                                                                                   37,401
   7,100    Waste Management, Inc.                                                                                          202,279
                                                                                                                    ----------------
                                                                                                                            239,680
                                                                                                                    ----------------
            Finance/Rental/Leasing (1.3%)
   2,194    Capital One Financial Corp.                                                                                     155,533
   1,949    CIT Group, Inc.                                                                                                  78,506
   5,167    Countrywide Financial Corp.                                                                                     186,994
   8,600    Fannie Mae                                                                                                      463,970
   6,123    Freddie Mac                                                                                                     376,687
  11,360    MBNA Corp.                                                                                                      224,360
    680     PHH Corp.*                                                                                                       15,198
   2,719    Providian Financial Corp.*                                                                                       45,326
    768     Ryder System, Inc.                                                                                               28,362
   3,773    SLM Corp.                                                                                                       179,746
                                                                                                                    ----------------
                                                                                                                          1,754,682
                                                                                                                    ----------------
            Financial Conglomerates (3.3%)
  11,104    American Express Co.                                                                                            585,181
  46,209    Citigroup, Inc.                                                                                               2,169,975
  31,628    JPMorgan Chase & Co.                                                                                          1,122,478
   2,784    Principal Financial Group, Inc.                                                                                 108,799
   4,706    Prudential Financial, Inc.                                                                                      268,948





   3,035    State Street Corp.                                                                                              140,308
                                                                                                                    ----------------
                                                                                                                          4,395,689
                                                                                                                    ----------------
            Financial Publishing/Services (0.3%)
   1,931    Equifax, Inc.                                                                                                    64,978
   1,916    McGraw-Hill Companies, Inc. (The)                                                                               166,845
   1,379    Moody's Corp.                                                                                                   113,271
                                                                                                                    ----------------
                                                                                                                            345,094
                                                                                                                    ----------------
            Food Distributors (0.2%)
   6,992    SYSCO Corp.                                                                                                     241,923
                                                                                                                    ----------------
            Food Retail (0.3%)
   4,448    Albertson's, Inc.                                                                                                88,026
   8,063    Kroger Co.*                                                                                                     127,154
   5,378    Safeway Inc.*                                                                                                   114,498
   1,606    Supervalu, Inc.                                                                                                  50,685
                                                                                                                    ----------------
                                                                                                                            380,363
                                                                                                                    ----------------
            Food: Major Diversified (1.5%)
   4,461    Campbell Soup Co.                                                                                               132,670
   5,666    ConAgra Foods Inc.                                                                                              151,566
   3,981    General Mills, Inc.                                                                                             196,661
   3,823    Heinz (H.J.) Co.                                                                                                140,878
   4,485    Kellogg Co.                                                                                                     201,601
  18,446    PepsiCo, Inc.                                                                                                 1,026,335
   8,717    Sara Lee Corp.                                                                                                  186,457
                                                                                                                    ----------------
                                                                                                                          2,036,168
                                                                                                                    ----------------
            Food: Specialty/Candy (0.3%)
   2,679    Hershey Foods Corp.                                                                                             171,188
   1,641    McCormick & Co., Inc. (Non-Voting)                                                                               56,762
   2,451    Wrigley (Wm.) Jr. Co.                                                                                           169,438
                                                                                                                    ----------------
                                                                                                                            397,388
                                                                                                                    ----------------
            Forest Products (0.1%)
    987     Louisiana-Pacific Corp.                                                                                          24,280
   2,174    Weyerhaeuser Co.                                                                                                149,158
                                                                                                                    ----------------
                                                                                                                            173,438
                                                                                                                    ----------------
            Gas Distributors (0.2%)
   3,608    Dynegy, Inc. (Class A)*                                                                                          12,087
   1,522    KeySpan Corp.                                                                                                    57,729
    417     Nicor Inc.                                                                                                       15,416
   2,561    NiSource, Inc.                                                                                                   59,518
    358     Peoples Energy Corp.                                                                                             14,177
   2,216    Sempra Energy                                                                                                    89,482
                                                                                                                    ----------------
                                                                                                                            248,409
                                                                                                                    ----------------
            Home Building (0.1%)
    811     Centex Corp.                                                                                                     46,811
    506     KB Home                                                                                                          28,842
    822     Pulte Homes, Inc.                                                                                                58,732
                                                                                                                    ----------------
                                                                                                                            134,385
                                                                                                                    ----------------
            Home Furnishings (0.1%)
   1,228    Leggett & Platt, Inc.                                                                                            33,107
   1,765    Newell Rubbermaid, Inc.                                                                                          38,353
                                                                                                                    ----------------
                                                                                                                             71,460
                                                                                                                    ----------------
            Home Improvement Chains (1.0%)
  24,083    Home Depot, Inc. (The)                                                                                          851,816
   8,439    Lowe's Companies, Inc.                                                                                          439,756
   1,687    Sherwin-Williams Co.                                                                                             75,190
                                                                                                                    ----------------
                                                                                                                          1,366,762
                                                                                                                    ----------------




            Hospital/Nursing Management (0.4%)
   5,853    HCA, Inc.                                                                                                       326,832
   3,228    Health Management Associates, Inc. (Class A)                                                                     79,828
   1,685    Manor Care, Inc.                                                                                                 56,195
   6,565    Tenet Healthcare Corp.*                                                                                          78,583
                                                                                                                    ----------------
                                                                                                                            541,438
                                                                                                                    ----------------
            Hotels/Resorts/Cruiselines (0.5%)
   7,401    Carnival Corp. (Panama)                                                                                         361,761
   3,898    Hilton Hotels Corp.                                                                                              85,093
   2,061    Marriott International, Inc. (Class A)                                                                          129,328
   2,045    Starwood Hotels & Resorts Worldwide, Inc.                                                                       111,125
                                                                                                                    ----------------
                                                                                                                            687,307
                                                                                                                    ----------------
            Household/Personal Care (2.3%)
   1,100    Alberto-Culver Co. (Class B)                                                                                     48,950
   5,175    Avon Products, Inc.                                                                                             207,414
   2,044    Clorox Co. (The)                                                                                                129,385
   5,799    Colgate-Palmolive Co.                                                                                           288,732
  10,798    Gillette Co. (The)                                                                                              557,609
    849     International Flavors & Fragrances, Inc.                                                                         32,177
   5,264    Kimberly-Clark Corp.                                                                                            328,737
  27,437    Procter & Gamble Co. (The)                                                                                    1,485,714
                                                                                                                    ----------------
                                                                                                                          3,078,718
                                                                                                                    ----------------
            Industrial Conglomerates (5.4%)
   8,770    3M Co.                                                                                                          670,642
   3,501    Danaher Corp.                                                                                                   177,256
  119,979   General Electric Co.                                                                                          4,343,240
   9,640    Honeywell International, Inc.                                                                                   344,726
   1,963    Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                                                     150,896
   1,089    ITT Industries, Inc.                                                                                             98,511
   1,566    Textron, Inc.                                                                                                   117,998
  22,815    Tyco International Ltd. (Bermuda)                                                                               714,338
   5,796    United Technologies Corp.                                                                                       589,569
                                                                                                                    ----------------
                                                                                                                          7,207,176
                                                                                                                    ----------------
            Industrial Machinery (0.3%)
   3,310    Illinois Tool Works Inc.                                                                                        277,444
   1,418    Parker Hannifin Corp.                                                                                            84,995
                                                                                                                    ----------------
                                                                                                                            362,439
                                                                                                                    ----------------
            Industrial Specialties (0.1%)
   2,309    Ecolab Inc.                                                                                                      75,527
   1,542    PPG Industries, Inc.                                                                                            104,162
                                                                                                                    ----------------
                                                                                                                            179,689
                                                                                                                    ----------------
            Information Technology Services (1.1%)
   1,868    Citrix Systems, Inc.*                                                                                            42,030
   5,703    Electronic Data Systems Corp.                                                                                   110,353
  17,163    International Business Machines Corp.                                                                         1,310,910
   3,750    Unisys Corp.*                                                                                                    24,338
                                                                                                                    ----------------
                                                                                                                          1,487,631
                                                                                                                    ----------------
            Insurance Brokers/Services (0.1%)
   2,908    AON Corp.                                                                                                        60,632
   4,692    Marsh & McLennan Companies, Inc.                                                                                131,517
                                                                                                                    ----------------
                                                                                                                            192,149
                                                                                                                    ----------------
            Integrated Oil (3.3%)
    742     Amerada Hess Corp.                                                                                               69,488
  16,710    ChevronTexaco Corp.                                                                                             868,920
   5,510    ConocoPhillips                                                                                                  577,724
  50,763    Exxon Mobil Corp.                                                                                             2,895,014
                                                                                                                    ----------------
                                                                                                                          4,411,146
                                                                                                                    ----------------




            Internet Software/Services (0.4%)
   5,663    Siebel Systems, Inc.*                                                                                            50,967
  12,643    Yahoo!, Inc.*                                                                                                   436,310
                                                                                                                    ----------------
                                                                                                                            487,277
                                                                                                                    ----------------
            Investment Banks/Brokers (3.2%)
   2,797    Bear Stearns Companies, Inc. (The)                                                                              264,764
  10,416    E*TRADE Group, Inc.*                                                                                            115,722
  13,218    Goldman Sachs Group Inc. (The)                                                                                1,411,550
   7,360    Lehman Brothers Holdings Inc.                                                                                   675,059
  25,654    Merrill Lynch & Co., Inc.                                                                                     1,383,520
  37,307    Schwab (Charles) Corp. (The)                                                                                    386,127
                                                                                                                    ----------------
                                                                                                                          4,236,742
                                                                                                                    ----------------
            Investment Managers (0.3%)
   1,070    Federated Investors, Inc. (Class B)                                                                              30,442
   2,252    Franklin Resources, Inc.                                                                                        154,667
   2,354    Janus Capital Group, Inc.                                                                                        30,578
   4,205    Mellon Financial Corp.                                                                                          116,436
   1,280    Price (T.) Rowe Group, Inc.                                                                                      70,618
                                                                                                                    ----------------
                                                                                                                            402,741
                                                                                                                    ----------------
            Investment Trusts/Mutual Funds (2.2%)
  283,000   iShares MSCI Japan Index Fund                                                                                 2,900,750
                                                                                                                    ----------------

            Life/Health Insurance (0.5%)
   4,477    AFLAC, Inc.                                                                                                     181,990
   1,267    Jefferson-Pilot Corp.                                                                                            63,616
   1,607    Lincoln National Corp.                                                                                           72,267
   6,513    MetLife, Inc.                                                                                                   253,356
   1,000    Torchmark Corp.                                                                                                  53,430
   2,746    UnumProvident Corp.                                                                                              45,913
                                                                                                                    ----------------
                                                                                                                            670,572
                                                                                                                    ----------------
            Major Banks (3.4%)
  35,987    Bank of America Corp.                                                                                         1,620,854
   7,064    Bank of New York Co., Inc. (The)                                                                                197,368
   4,893    BB&T Corp.                                                                                                      191,855
   1,579    Comerica, Inc.                                                                                                   90,414
   2,145    Huntington Bancshares, Inc.                                                                                      50,429
   3,661    KeyCorp                                                                                                         121,399
   5,751    National City Corp.                                                                                             195,304
   2,517    PNC Financial Services Group                                                                                    133,980
   4,137    Regions Financial Corp.                                                                                         138,548
   3,207    SunTrust Banks, Inc.                                                                                            233,566
  14,109    Wachovia Corp.                                                                                                  722,099
  15,070    Wells Fargo & Co.                                                                                               903,296
                                                                                                                    ----------------
                                                                                                                          4,599,112
                                                                                                                    ----------------
            Major Telecommunications (2.2%)
   2,989    ALLTEL Corp.                                                                                                    170,253
   7,898    AT&T Corp.                                                                                                      151,089
  18,101    BellSouth Corp.                                                                                                 479,495
  32,660    SBC Communications, Inc.                                                                                        777,308
  14,587    Sprint Corp. (Fon Group)                                                                                        324,707
  27,401    Verizon Communications Inc.                                                                                     980,956
                                                                                                                    ----------------
                                                                                                                          2,883,808
                                                                                                                    ----------------
            Managed Health Care (1.3%)
   3,822    Aetna, Inc.                                                                                                     280,420
   3,306    Caremark Rx, Inc.*                                                                                              132,405





   1,642    CIGNA Corp.                                                                                                     151,031
   2,848    Humana, Inc.*                                                                                                    98,683
   7,244    UnitedHealth Group, Inc.                                                                                        684,630
   3,464    WellPoint Inc.*                                                                                                 442,526
                                                                                                                    ----------------
                                                                                                                          1,789,695
                                                                                                                    ----------------
            Media Conglomerates (1.7%)
  20,046    Disney (Walt) Co. (The)                                                                                         529,214
  28,070    News Corp Inc. (Class A)                                                                                        428,910
  45,915    Time Warner, Inc.*                                                                                              771,831
  17,318    Viacom Inc. (Class B) (Non-Voting)                                                                              599,549
                                                                                                                    ----------------
                                                                                                                          2,329,504
                                                                                                                    ----------------
            Medical Distributors (0.4%)
   1,505    AmerisourceBergen Corp.                                                                                          92,226
   5,365    Cardinal Health, Inc.                                                                                           298,133
   3,456    McKesson Corp.                                                                                                  127,872
                                                                                                                    ----------------
                                                                                                                            518,231
                                                                                                                    ----------------
            Medical Specialties (2.3%)
   3,564    Applera Corp. - Applied Biosystems Group                                                                         75,557
   1,380    Bard (C.R.), Inc.                                                                                                98,215
    763     Bausch & Lomb, Inc.                                                                                              57,225
   7,224    Baxter International, Inc.                                                                                      268,010
   2,938    Becton, Dickinson & Co.                                                                                         171,932
   3,060    Biomet, Inc.                                                                                                    118,391
   9,907    Boston Scientific Corp.*                                                                                        293,049
   1,566    Fisher Scientific International, Inc.*                                                                           92,989
   3,727    Guidant Corp.                                                                                                   276,096
   2,089    Hospira, Inc.*                                                                                                   70,086
  14,184    Medtronic, Inc.                                                                                                 747,497
   1,509    Pall Corp.                                                                                                       40,486
   1,760    PerkinElmer, Inc.                                                                                                32,560
   4,172    St. Jude Medical, Inc.*                                                                                         162,833
   4,714    Stryker Corp.                                                                                                   228,865
   1,617    Waters Corp.*                                                                                                    64,082
   2,877    Zimmer Holdings, Inc.*                                                                                          234,245
                                                                                                                    ----------------
                                                                                                                          3,032,118
                                                                                                                    ----------------
            Miscellaneous Commercial Services (0.0%)
   1,505    Sabre Holdings Corp. (Class A)                                                                                   29,438
                                                                                                                    ----------------

            Miscellaneous Manufacturing (0.1%)
   2,401    Dover Corp.                                                                                                      87,300
                                                                                                                    ----------------

            Motor Vehicles (0.1%)
   4,360    Ford Motor Co.                                                                                                   39,720
   1,347    General Motors Corp.                                                                                             35,938
    700     Harley-Davidson, Inc.                                                                                            32,914
                                                                                                                    ----------------
                                                                                                                            108,572
                                                                                                                    ----------------
            Multi-Line Insurance (1.2%)
  23,184    American International Group, Inc.                                                                            1,178,906
   2,615    Hartford Financial Services Group, Inc. (The)                                                                   189,248
   1,650    Loews Corp.                                                                                                     116,952
   1,176    Safeco Corp.                                                                                                     61,940
                                                                                                                    ----------------
                                                                                                                          1,547,046
                                                                                                                    ----------------
            Office Equipment/Supplies (0.2%)
   1,420    Avery Dennison Corp.                                                                                             74,337
   2,834    Pitney Bowes, Inc.                                                                                              126,736
                                                                                                                    ----------------
                                                                                                                            201,073
                                                                                                                    ----------------




            Oil & Gas Pipelines (0.2%)
   5,206    El Paso Corp.                                                                                                    52,008
   1,000    Kinder Morgan, Inc.                                                                                              76,460
   4,516    Williams Companies, Inc. (The)                                                                                   76,862
                                                                                                                    ----------------
                                                                                                                            205,330
                                                                                                                    ----------------
            Oil & Gas Production (0.9%)
   1,886    Anadarko Petroleum Corp.                                                                                        137,753
   2,597    Apache Corp.                                                                                                    146,185
   3,077    Burlington Resources, Inc.                                                                                      149,573
   3,837    Devon Energy Corp.                                                                                              173,317
   1,925    EOG Resources, Inc.                                                                                              91,534
   1,229    Kerr-McGee Corp.                                                                                                 95,370
   3,147    Occidental Petroleum Corp.                                                                                      217,143
   2,087    Unocal Corp.                                                                                                    113,846
   2,810    XTO Energy Inc.                                                                                                  84,778
                                                                                                                    ----------------
                                                                                                                          1,209,499
                                                                                                                    ----------------
            Oil Refining/Marketing (0.3%)
    583     Ashland, Inc.                                                                                                    39,201
   2,750    Marathon Oil Corp.                                                                                              128,068
    561     Sunoco, Inc.                                                                                                     55,685
   2,026    Valero Energy Corp.                                                                                             138,842
                                                                                                                    ----------------
                                                                                                                            361,796
                                                                                                                    ----------------
            Oilfield Services/Equipment (0.5%)
   2,669    Baker Hughes Inc.                                                                                               117,756
   1,315    BJ Services Co.                                                                                                  64,106
   3,505    Halliburton Co.                                                                                                 145,773
    696     National-Oilwell, Inc.*                                                                                          27,659
   4,667    Schlumberger Ltd. (Netherlands Antilles)                                                                        319,269
                                                                                                                    ----------------
                                                                                                                            674,563
                                                                                                                    ----------------
            Other Consumer Services (0.7%)
   2,153    Apollo Group, Inc. (Class A)*                                                                                   155,274
   2,357    Block (H.&R.), Inc.                                                                                             117,402
  12,294    Cendant Corp.                                                                                                   244,774
  13,999    eBay, Inc.*                                                                                                     444,188
                                                                                                                    ----------------
                                                                                                                            961,638
                                                                                                                    ----------------
            Other Consumer Specialties (0.1%)
    928     Fortune Brands, Inc.                                                                                             78,490
                                                                                                                    ----------------

            Other Metals/Minerals (0.1%)
    860     Phelps Dodge Corp.                                                                                               73,831
                                                                                                                    ----------------

            Packaged Software (3.2%)
   2,432    Adobe Systems, Inc.                                                                                             144,631
   2,551    Autodesk, Inc.                                                                                                   81,198
   2,462    BMC Software, Inc.*                                                                                              39,884
   6,122    Computer Associates International, Inc.                                                                         164,682
   4,305    Compuware Corp.*                                                                                                 25,615
   2,083    Intuit Inc.*                                                                                                     83,945
    939     Mercury Interactive Corp.*                                                                                       38,809
  111,440   Microsoft Corp.                                                                                               2,819,432
   4,200    Novell, Inc.*                                                                                                    24,822
  52,259    Oracle Corp.*                                                                                                   604,114
   3,006    Parametric Technology Corp.*                                                                                     15,992
   7,250    Symantec Corp.*                                                                                                 136,155
   4,691    VERITAS Software Corp.*                                                                                          96,588
                                                                                                                    ----------------
                                                                                                                          4,275,867
                                                                                                                    ----------------




            Personnel Services (0.1%)
   1,678    Monster Worldwide Inc.*                                                                                          38,611
   2,456    Robert Half International, Inc.                                                                                  60,958
                                                                                                                    ----------------
                                                                                                                             99,569
                                                                                                                    ----------------
            Pharmaceuticals: Generic Drugs (0.3%)
   2,520    Barr Pharmaceuticals Inc.*                                                                                      130,687
   7,631    IVAX Corp.*                                                                                                     144,226
   3,149    Mylan Laboratories, Inc.                                                                                         51,959
    690     Par Pharmaceutical Cos Inc.*                                                                                     20,721
   1,242    Valeant Pharmaceuticals International                                                                            25,772
   1,281    Watson Pharmaceuticals, Inc.*                                                                                    38,430
                                                                                                                    ----------------
                                                                                                                            411,795
                                                                                                                    ----------------
            Pharmaceuticals: Major (6.8%)
  18,368    Abbott Laboratories                                                                                             902,971
  22,944    Bristol-Myers Squibb Co.                                                                                        596,544
  35,005    Johnson & Johnson                                                                                             2,402,393
  13,345    Lilly (Eli) & Co.                                                                                               780,282
  26,144    Merck & Co., Inc.                                                                                               886,282
  88,812    Pfizer, Inc.                                                                                                  2,413,022
  15,897    Schering-Plough Corp.                                                                                           331,770
  15,732    Wyeth                                                                                                           706,996
                                                                                                                    ----------------
                                                                                                                          9,020,260
                                                                                                                    ----------------
            Pharmaceuticals: Other (0.3%)
   1,536    Allergan, Inc.                                                                                                  108,119
   3,828    Forest Laboratories, Inc.*                                                                                      136,583
   2,827    King Pharmaceuticals, Inc.*                                                                                      22,616
   1,722    Perrigo Co.                                                                                                      31,547
   2,031    Sepracor, Inc.*                                                                                                 121,698
                                                                                                                    ----------------
                                                                                                                            420,563
                                                                                                                    ----------------
            Precious Metals (0.2%)
   1,604    Freeport-McMoRan Copper & Gold, Inc. (Class B)                                                                   55,595
   3,993    Newmont Mining Corp.                                                                                            151,614
                                                                                                                    ----------------
                                                                                                                            207,209
                                                                                                                    ----------------
            Property - Casualty Insurers (0.8%)
   2,634    ACE Ltd. (Cayman Islands)                                                                                       113,157
   6,073    Allstate Corp. (The)                                                                                            341,060
   1,713    Chubb Corp. (The)                                                                                               140,089
   1,624    Cincinnati Financial Corp.                                                                                       65,350
   1,782    Progressive Corp. (The)                                                                                         162,643
   5,965    St. Paul Travelers Companies, Inc. (The)                                                                        213,547
   1,287    XL Capital Ltd. (Class A) (Cayman Islands)                                                                       90,476
                                                                                                                    ----------------
                                                                                                                          1,126,322
                                                                                                                    ----------------
            Publishing: Books/Magazines (0.0%)
    506     Meredith Corp.                                                                                                   23,782
                                                                                                                    ----------------

            Publishing: Newspapers (0.4%)
   1,051    Dow Jones & Co., Inc.                                                                                            35,145
   2,788    Gannett Co., Inc.                                                                                               214,676
   1,075    Knight-Ridder, Inc.                                                                                              69,553
   2,088    New York Times Co. (The) (Class A)                                                                               69,656
   3,229    Tribune Co.                                                                                                     124,639
                                                                                                                    ----------------
                                                                                                                            513,669
                                                                                                                    ----------------
            Pulp & Paper (0.2%)
   2,305    Georgia-Pacific Corp.                                                                                            78,992
   4,369    International Paper Co.                                                                                         149,813
   1,828    MeadWestvaco Corp.                                                                                               53,835
                                                                                                                    ----------------
                                                                                                                            282,640
                                                                                                                    ----------------




            Railroads (0.5%)
   4,808    Burlington Northern Santa Fe Corp.                                                                              231,986
   2,836    CSX Corp.                                                                                                       113,809
   5,110    Norfolk Southern Corp.                                                                                          160,454
   3,330    Union Pacific Corp.                                                                                             212,887
                                                                                                                    ----------------
                                                                                                                            719,136
                                                                                                                    ----------------
            Real Estate Investment Trusts (0.4%)
    878     Apartment Investment & Management Co. (Class A)                                                                  33,469
   1,848    Archstone-Smith Trust                                                                                            66,473
   3,740    Equity Office Properties Trust                                                                                  117,698
   2,639    Equity Residential                                                                                               90,650
   1,701    Plum Creek Timber Co., Inc.                                                                                      58,753
   1,719    ProLogis                                                                                                         68,055
   1,959    Simon Property Group, Inc.                                                                                      129,431
                                                                                                                    ----------------
                                                                                                                            564,529
                                                                                                                    ----------------
            Recreational Products (0.3%)
   1,155    Brunswick Corp.                                                                                                  48,510
   3,146    Electronic Arts, Inc.*                                                                                          167,965
   2,258    Hasbro, Inc.                                                                                                     42,721
   5,864    Mattel, Inc.                                                                                                    105,845
                                                                                                                    ----------------
                                                                                                                            365,041
                                                                                                                    ----------------
            Regional Banks (1.1%)
   3,299    AmSouth Bancorporation                                                                                           86,830
   1,141    Compass Bancshares, Inc.                                                                                         49,086
   4,959    Fifth Third Bancorp                                                                                             215,717
   1,144    First Horizon National Corp.                                                                                     47,510
   1,067    M&T Bank Corp.                                                                                                  110,381
   2,105    Marshall & Ilsley Corp.                                                                                          89,757
   4,248    North Fork Bancorporation,  Inc.                                                                                119,581
   2,201    Northern Trust Corp.                                                                                             99,111
   2,870    Synovus Financial Corp.                                                                                          80,446
  16,517    U.S. Bancorp                                                                                                    460,824
    832     Zions Bancorporation                                                                                             58,265
                                                                                                                    ----------------
                                                                                                                          1,417,508
                                                                                                                    ----------------
            Restaurants (0.6%)
   1,604    Darden Restaurants, Inc.                                                                                         48,120
  11,588    McDonald's Corp.                                                                                                339,644
   3,714    Starbucks Corp.*                                                                                                183,917
   1,147    Wendy's International, Inc.                                                                                      49,241
   2,673    Yum! Brands, Inc.                                                                                               125,524
                                                                                                                    ----------------
                                                                                                                            746,446
                                                                                                                    ----------------
            Savings Banks (0.4%)
   2,722    Golden West Financial Corp.                                                                                     169,662
   3,203    Sovereign Bancorp, Inc.                                                                                          65,886
   7,769    Washington Mutual, Inc.                                                                                         321,015
                                                                                                                    ----------------
                                                                                                                            556,563
                                                                                                                    ----------------
            Semiconductors (3.3%)
   5,093    Advanced Micro Devices, Inc.*                                                                                    72,473
   6,085    Altera Corp.*                                                                                                   126,142
   5,711    Analog Devices, Inc.                                                                                            194,802
   4,644    Applied Micro Circuits Corp.*                                                                                    12,399
   4,952    Broadcom Corp. (Class A)*                                                                                       148,114
   6,813    Freescale Semiconductor Inc. (Class B)*                                                                         128,493
  96,915    Intel Corp.                                                                                                   2,279,441
   4,656    Linear Technology Corp.                                                                                         166,405




   5,806    LSI Logic Corp.*                                                                                                 31,120
   4,864    Maxim Integrated Products, Inc.                                                                                 181,914
  10,517    Micron Technology, Inc.*                                                                                        102,120
   5,990    National Semiconductor Corp.                                                                                    114,289
   2,436    NVIDIA Corp.*                                                                                                    53,446
   2,671    PMC - Sierra, Inc.*                                                                                              21,528
  26,128    Texas Instruments Inc.                                                                                          652,155
   5,239    Xilinx, Inc.                                                                                                    141,139
                                                                                                                    ----------------
                                                                                                                          4,425,980
                                                                                                                    ----------------
            Services to the Health Industry (0.3%)
    650     Express Scripts, Inc. (Class A)*                                                                                 58,266
   1,983    IMS Health Inc.                                                                                                  47,552
   1,151    Laboratory Corp. of America Holdings*                                                                            56,974
   2,222    Medco Health Solutions Inc.*                                                                                    113,255
    842     Quest Diagnostics Inc.                                                                                           89,084
                                                                                                                    ----------------
                                                                                                                            365,131
                                                                                                                    ----------------
            Specialty Insurance (0.1%)
   1,009    Ambac Financial Group, Inc.                                                                                      67,452
   1,291    MBIA Inc.                                                                                                        67,623
    891     MGIC Investment Corp.                                                                                            52,569
                                                                                                                    ----------------
                                                                                                                            187,644
                                                                                                                    ----------------
            Specialty Stores (0.5%)
   3,168    AutoNation, Inc.*                                                                                                57,878
    957     AutoZone, Inc.*                                                                                                  79,431
   3,346    Bed Bath & Beyond Inc.*                                                                                         124,505
   3,786    Office Depot, Inc.*                                                                                              74,130
   1,043    OfficeMax Inc.                                                                                                   33,877
   8,233    Staples, Inc.                                                                                                   157,003
   1,762    Tiffany & Co.                                                                                                    53,124
   2,569    Toys 'R' Us, Inc.*                                                                                               65,124
                                                                                                                    ----------------
                                                                                                                            645,072
                                                                                                                    ----------------
            Specialty Telecommunications (0.1%)
   1,363    CenturyTel, Inc.                                                                                                 41,830
   3,498    Citizens Communications Co.                                                                                      44,600
  18,709    Qwest Communications International, Inc.*                                                                        63,985
                                                                                                                    ----------------
                                                                                                                            150,415
                                                                                                                    ----------------
            Steel (0.1%)
    859     Allegheny Technologies Inc.                                                                                      19,242
   1,432    Nucor Corp.                                                                                                      73,175
   1,021    United States Steel Corp.                                                                                        43,657
                                                                                                                    ----------------
                                                                                                                            136,074
                                                                                                                    ----------------
            Telecommunication Equipment (1.1%)
   9,059    ADC Telecommunications, Inc.*                                                                                    20,564
   1,800    Andrew Corp.*                                                                                                    22,086
   6,396    CIENA Corp.*                                                                                                     14,711
   2,206    Comverse Technology, Inc.*                                                                                       50,275
  14,517    Corning Inc.*                                                                                                   199,609
  46,143    Lucent Technologies Inc.*                                                                                       112,127
  24,384    Motorola, Inc.                                                                                                  374,051
  16,939    QUALCOMM, Inc.                                                                                                  591,002
   5,185    Tellabs, Inc.*                                                                                                   40,236
                                                                                                                    ----------------
                                                                                                                          1,424,661
                                                                                                                    ----------------
            Tobacco (1.3%)
  22,773    Altria Group, Inc.                                                                                            1,480,016
   1,628    Reynolds American, Inc.                                                                                         126,935
   1,981    UST, Inc.                                                                                                        90,730
                                                                                                                    ----------------
                                                                                                                          1,697,681
                                                                                                                    ----------------




            Tools/Hardware (0.1%)
    528     Black & Decker Corp.                                                                                             44,157
    352     Snap-On, Inc.                                                                                                    11,676
    530     Stanley Works (The)                                                                                              22,806
                                                                                                                    ----------------
                                                                                                                             78,639
                                                                                                                    ----------------
            Trucks/Construction/Farm Machinery (0.5%)
   3,888    Caterpillar Inc.                                                                                                342,338
    533     Cummins Inc.                                                                                                     36,244
   2,793    Deere & Co.                                                                                                     174,674
    850     Navistar International Corp.*                                                                                    25,100
   1,971    PACCAR, Inc.                                                                                                    133,831
                                                                                                                    ----------------
                                                                                                                            712,187
                                                                                                                    ----------------
            Wholesale Distributors (0.1%)
   2,101    Genuine Parts Co.                                                                                                90,133
   1,069    Grainger (W.W.), Inc.                                                                                            59,105
                                                                                                                    ----------------
                                                                                                                            149,238
                                                                                                                    ----------------
            Wireless Telecommunications (0.2%)
  11,058    Nextel Communications, Inc. (Class A)*                                                                          309,513
                                                                                                                    ----------------
            TOTAL COMMON STOCKS
              (Cost $115,918,110)                                                                                       118,764,052
                                                                                                                    ----------------




 PRINCIPAL
 AMOUNT IN                                                                            COUPON          MATURITY
 THOUSANDS                                                                             RATE             DATE
-----------                                                                         ----------       ----------

            U.S. GOVERNMENT & AGENCIES OBLIGATIONS (6.9%)
            Federal Home Loan Mortgage Corp.
   $400     ....................................................................       5.00%          ***                 403,000
    200     ....................................................................       5.50             ***                 204,813
            Federal National Mortgage Assoc.
    250     ....................................................................       4.50             ***                 246,875
    200     ....................................................................       5.50             ***                 204,688
    250     ....................................................................       6.00             ***                 256,718
    948     ....................................................................       6.50           11/01/34              987,883
            U.S. Treasury Bonds
    300     ....................................................................       5.50           08/15/28              337,899
   1,075    ....................................................................       6.125          08/15/29            1,312,257
    85      ....................................................................       6.375          08/15/27              105,686
            U.S. Treasury Notes
    600     ....................................................................       3.50           11/15/06              599,789
    480     ....................................................................       3.875          02/15/13              473,738
    825     ....................................................................       4.25           08/15/13              831,897
   2,800    ....................................................................       5.625          05/15/08            2,950,721
            U.S. Treasury Strips
    400     ....................................................................       0.00           02/15/25              157,698
    375     ....................................................................       0.00           02/15/27              135,140
                                                                                                                    ----------------
            TOTAL U.S. GOVERNMENT & AGENCIES OBLIGATIONS
              (Cost $9,205,138)                                                                                           9,208,802
                                                                                                                    ----------------
            CORPORATE BONDS (1.9%)
            Advertising/Marketing Services (0.0%)
    20      Interpublic Group of Companies, Inc. (The)                                 5.40           11/15/09               19,471
    10      WPP Finance Corp.                                                          5.875          06/15/14               10,414
                                                                                                                    ----------------
                                                                                                                             29,885
                                                                                                                    ----------------




            Aerospace & Defense (0.1%)
    15      Northrop Grumman Corp.                                                     4.079          11/16/06               15,000
    36      Systems 2001 Asset Trust LLC - 144A** (Cayman Islands)                     6.664          09/15/13               39,064
                                                                                                                    ----------------
                                                                                                                             54,064
                                                                                                                    ----------------
            Air Freight/Couriers (0.0%)
    10      Fedex Corp.                                                                7.25           02/15/11               11,269
                                                                                                                    ----------------
            Cable/Satellite TV (0.1%)
    35      Comcast Cable Communications Inc.                                          6.75           01/30/11               38,462
    20      Cox Communications, Inc. - 144A**                                          4.625          01/15/10               19,724
    30      Echostar DBS Corp.                                                         6.375          10/01/11               29,775
                                                                                                                    ----------------
                                                                                                                             87,961
                                                                                                                    ----------------
            Casino/Gaming (0.0%)
    40      MGM Mirage Inc.                                                            8.50           09/15/10               43,800
                                                                                                                    ----------------
            Chemicals: Major Diversified (0.0%)
    15      ICI Wilmington Inc.                                                        4.375          12/01/08               14,843
                                                                                                                    ----------------
            Containers/Packaging (0.0%)
    25      Sealed Air Corp. - 144A**                                                  5.625          07/15/13               25,491
                                                                                                                    ----------------
            Electric Utilities (0.2%)
    25      Arizona Public Service Co.                                                 5.80           06/30/14               26,495
    25      Cincinnati Gas & Electric Co.                                              5.70           09/15/12               26,336
    15      Consolidated Natural Gas Co.                                               5.00           12/01/14               14,968
    15      Consolidated Natural Gas Co. (Series C)                                    6.25           11/01/11               16,263
    10      Consumers Energy Co.                                                       4.00           05/15/10                9,680
    15      Consumers Energy Co.                                                       5.375          04/15/13               15,327
     5      Detroit Edison Co. (The)                                                   6.125          10/01/10                5,368
    15      Detroit Edison Co. (The) - 144A**                                          4.80           02/15/15               14,851
    10      Entergy Gulf States, Inc.                                                  3.31  ++       12/01/09               10,032
    10      Entergy Gulf States, Inc.                                                  3.60           06/01/08                9,786
    10      Exelon Corp.                                                               6.75           05/01/11               10,990
    20      Monongahela Power Co.                                                      5.00           10/01/06               20,251
     5      Ohio Edison Co.                                                            5.45           05/01/15                5,097
    10      Pacific Gas & Electric Co.                                                 4.80           03/01/14                9,944
    10      Pacific Gas & Electric Co.                                                 6.05           03/01/34               10,723
     5      Panhandle Eastern Pipe Line Co. (Series B)                                 2.75           03/15/07                4,860
    30      PSEG Energy Holdings Inc.                                                  8.625          02/15/08               31,650
     5      Reliant Energy, Inc.                                                       6.75           12/15/14                4,450
     5      Southern California Edison Co.                                             5.00           01/15/14                5,071
    20      Texas-New Mexico Power Co.                                                 6.25           01/15/09               21,024
    15      Wisconsin Electric Power Co.                                               3.50           12/01/07               14,756
                                                                                                                    ----------------
                                                                                                                            287,922
                                                                                                                    ----------------
            Electronic Equipment/Instruments (0.0%)
     5      Xerox Corp.                                                                6.875          08/15/11                5,212
    25      Xerox Corp.                                                                7.125          06/15/10               26,312
                                                                                                                    ----------------
                                                                                                                             31,524
                                                                                                                    ----------------
            Finance/Rental/Leasing (0.1%)
    20      CIT Group, Inc.                                                            3.65           11/23/07               19,673
    20      Countrywide Home Loans, Inc. (Series MTN)                                  3.25           05/21/08               19,327
    30      Ford Motor Credit Co.                                                      7.25           10/25/11               27,764
    25      MBNA Corp.                                                                 3.59           05/05/08               25,006
    30      MBNA Corp.                                                                 6.125          03/01/13               31,814
    20      Nationwide Building Society - 144A** (United Kingdom)                      4.25           02/01/10               19,817
    20      SLM Corp.                                                                  4.00           01/15/10               19,633
                                                                                                                    ----------------
                                                                                                                            163,034
                                                                                                                    ----------------




            Financial Conglomerates (0.2%)
    50      Citigroup Inc.                                                             5.625          08/27/12               52,764
    45      General Electric Capital Corp.                                             5.45           01/15/13               47,136
    55      General Motors Acceptance Corp.                                            6.875          09/15/11               48,246
    25      General Motors Acceptance Corp.                                            8.00           11/01/31               21,087
    65      J.P. Morgan Chase & Co.                                                    6.625          03/15/12               71,872
                                                                                                                    ----------------
                                                                                                                            241,105
                                                                                                                    ----------------
            Food Retail (0.0%)
    10      Albertson's Inc.                                                           7.45           08/01/29               11,000
    15      Safeway Inc.                                                               7.25           02/01/31               16,607
                                                                                                                    ----------------
                                                                                                                             27,607
                                                                                                                    ----------------
            Food: Major Diversified (0.0%)
    25      Kraft Foods Inc. (The)                                                     5.625          11/01/11               26,259
                                                                                                                    ----------------
            Food: Meat/Fish/Dairy (0.0%)
    25      Smithfield Foods Inc.                                                      7.00           08/01/11               25,688
                                                                                                                    ----------------
            Gas Distributors (0.1%)
    20      Nisource Finance Corp.                                                     3.43           11/23/09               20,140
    25      Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)                    8.294          03/15/14               29,255
    10      Sempra Energy                                                              4.621          05/17/07               10,048
                                                                                                                    ----------------
                                                                                                                             59,443
                                                                                                                    ----------------
            Home Furnishings (0.0%)
    10      Mohawk Industries, Inc. (Series D)                                         7.20           04/15/12               11,345
                                                                                                                    ----------------
            Hospital/Nursing Management (0.0%)
    30      HCA, Inc.                                                                  6.30           10/01/12               30,319
    10      HCA, Inc.                                                                  7.875          02/01/11               10,936
                                                                                                                    ----------------
                                                                                                                             41,255
                                                                                                                    ----------------
            Hotels/Resorts/Cruiselines (0.1%)
    25      Hyatt Equities LLC - 144A**                                                6.875          06/15/07               25,882
    10      Starwood Hotels & Resorts Worldwide, Inc.                                  7.375          05/01/07               10,400
    20      Starwood Hotels & Resorts Worldwide, Inc.                                  7.875          05/01/12               22,025
                                                                                                                    ----------------
                                                                                                                             58,307
                                                                                                                    ----------------
            Household/Personal Care (0.0%)
    25      Clorox Co. (The) - 144A**                                                  3.125 ++       12/14/07               25,048
                                                                                                                    ----------------

            Industrial Conglomerates (0.0%)
    25      Hutchison Whampoa International Ltd. - 144A** (Cayman Islands)             6.50           02/13/13               26,851
                                                                                                                    ----------------

            Insurance Brokers/Services (0.1%)
    100     Farmers Exchange Capital - 144A**                                          7.05           07/15/28              105,960
    45      Marsh & McLennan Companies, Inc.                                           5.375          07/15/14               43,945
                                                                                                                    ----------------
                                                                                                                            149,905
                                                                                                                    ----------------
            Investment Banks/Brokers (0.1%)
    50      Goldman Sachs Group Inc. (The)                                             6.875          01/15/11               55,325
                                                                                                                    ----------------
            Major Telecommunications (0.1%)
    25      AT&T Corp.                                                                 9.75           11/15/31               31,250
    20      Deutsche Telekom International Finance Corp. (Netherlands)                 8.75           06/15/30               26,880
    20      France Telecom S.A. (France)                                               8.75           03/01/31               27,159
    20      Sprint Capital Corp.                                                       8.75           03/15/32               26,976
    25      Telecom Italia Capital SpA - 144A** (Luxembourg)                           4.00           01/15/10               24,176
                                                                                                                    ----------------
                                                                                                                            136,441
                                                                                                                    ----------------




            Managed Health Care (0.1%)
    35      Aetna, Inc.                                                                7.875          03/01/11               40,402
    30      Health Net, Inc.                                                           9.875          04/15/11               36,203
    10      WellPoint Inc. - 144A**                                                    3.75           12/14/07                9,885
    10      WellPoint Inc. - 144A**                                                    4.25           12/15/09                9,874
                                                                                                                    ----------------
                                                                                                                             96,364
                                                                                                                    ----------------
            Media Conglomerates (0.1%)
    20      News America Holdings, Inc.                                                7.28           06/30/28               22,977
    35      Time Warner Inc.                                                           7.70           05/01/32               43,267
                                                                                                                    ----------------
                                                                                                                             66,244
                                                                                                                    ----------------
            Medical Specialties (0.0%)
    15      Fisher Scientific International, Inc. - 144A**                             6.75           08/15/14               15,187
                                                                                                                    ----------------
            Miscellaneous Commercial Services (0.0%)
    30      Iron Mountain Inc.                                                         7.75           01/15/15               28,800
                                                                                                                    ----------------
            Motor Vehicles (0.1%)
    15      DaimlerChrysler North American Holdings Co.                                8.50           01/18/31               17,179
    10      Ford Motor Co.                                                             6.625          10/01/28                7,661
    60      General Motors Corp.                                                       8.375          07/15/33               45,772
                                                                                                                    ----------------
                                                                                                                             70,612
                                                                                                                    ----------------
            Multi-Line Insurance (0.1%)
    60      AIG Sun America Global Finance VI - 144A**                                 6.30           05/10/11               65,011
    15      American General Finance Corp. (Series MTNH)                               4.625          05/15/09               15,059
    10      AXA Financial Inc.                                                         6.50           04/01/08               10,603
                                                                                                                    ----------------
                                                                                                                             90,673
                                                                                                                    ----------------
            Oil & Gas Production (0.0%)
    10      Kerr-McGee Corp.                                                           7.875          09/15/31               10,077
    10      Plains E & P Corp.                                                         7.125          06/15/14               10,450
                                                                                                                    ----------------
                                                                                                                             20,527
                                                                                                                    ----------------
            Pulp & Paper (0.1%)
    20      Abitibi-Consolidated Inc. (Canada)                                         8.55           08/01/10               19,350
    40      Abitibi-Consolidated Inc. (Canada)                                         8.85           08/01/30               34,200
    45      Bowater Canada Finance (Canada)                                            7.95           11/15/11               44,775
    10      Sappi Papier Holding AG - 144A** (Austria)                                 6.75           06/15/12               10,881
                                                                                                                    ----------------
                                                                                                                            109,206
                                                                                                                    ----------------
            Railroads (0.1%)
    15      Burlington North Santa Fe Railway Co.                                      4.575          01/15/21               14,847
    15      CSX Corp.                                                                  2.75           02/15/06               14,860
    10      CSX Corp.                                                                  9.00           08/15/06               10,587
     5      Union Pacific Corp.                                                        6.625          02/01/08                5,286
    15      Union Pacific Corp.                                                        6.65           01/15/11               16,452
                                                                                                                    ----------------
                                                                                                                             62,032
                                                                                                                    ----------------
            Real Estate Investment Trusts (0.0%)
    35      EOP Operating L.P.                                                         4.75           03/15/14               33,665
                                                                                                                    ----------------
            Regional Banks (0.0%)
    40      Marshall & Isley Bank (Series BKNT)                                        3.80           02/08/08               39,615
                                                                                                                    ----------------
            Savings Banks (0.1%)
    55      Household Finance Corp.                                                    8.00           07/15/10               63,656
    28      Washington Mutual Inc.                                                     8.25           04/01/10               32,109
                                                                                                                    ----------------
                                                                                                                             95,765
                                                                                                                    ----------------
            Specialty Stores (0.0%)
    10      Autonation, Inc.                                                           9.00           08/01/08               10,925
                                                                                                                    ----------------




            Tobacco (0.0%)
    25      Altria Group, Inc.                                                         7.00           11/04/13               27,653
                                                                                                                    ----------------
            Trucks/Construction/Farm Machinery (0.0%)
    45      Caterpillar Financial Services Corp. (Series MTNF)                         2.92  ++       08/20/07               45,077
                                                                                                                    ----------------
            Wireless Telecommunications (0.0%)
    10      AT&T Wireless Services, Inc.                                               8.75           03/01/31               13,679
    10      Rogers Wireless Communication Inc.                                         7.25           12/15/12               10,275
                                                                                                                    ----------------
                                                                                                                             23,954
                                                                                                                    ----------------
            TOTAL CORPORATE BONDS
              (Cost $2,469,503)                                                                                           2,470,671
                                                                                                                    ----------------

            ASSET-BACKED SECURITIES (1.1%)
            Finance/Rental/Leasing
    150     American Express Credit Account Master Trust 2002-3 A                      3.064 ++       12/15/09              150,393
    43      Asset Backed Funding Certificates 2004-HE1 A1                              3.15  ++       06/25/22               43,003
    46      Capital Auto Receivables Asset Trust 2003-2 A3A                            1.44           02/15/07               45,516
    100     Capital Auto Receivables Asset Trust 2003-3 A3B                            3.034 ++       01/15/08              100,144
    100     Citibank Credit Card Issuance Trust 2000-A1 A1                             6.90           10/15/07              101,593
    100     GE Capital Credit Card Master Note Trust 2004-1 A                          3.00  ++       06/15/10              100,101
    100     GE Capital Credit Card Master Note Trust 2004-2 A                          2.994 ++       09/15/10              100,084
    100     GE Dealer Floorplan Master Note Trust 2004-1 A                             3.04  ++       07/20/08              100,053
     7      Harley-Davidson Motocycle Trust 2003-1 A1                                  1.56           05/15/07                6,965
    55      New Century Home Equity Loan Trust 2004-A AI11                             3.20  ++       08/25/34               55,476
    73      Residential Asset Securities Corp. 2004-KSB AI1                            3.18  ++       10/25/22               72,647
    99      SLM Student Loan Trust 2004-6 A2                                           3.20  ++       01/25/13               99,227
    150     SLM Student Loan Trust 2004-9 A2                                           3.18  ++       10/25/12              150,010
    25      TXU Electric Delivery Trans 2004-1 A2                                      4.81           11/17/14               25,352
    88      USAA Auto Owner Trust 2004-2 A2                                            2.41           02/15/07               87,933
    100     Wachovia Auto Owner Trust 2004-B A2                                        2.40           05/21/07               99,655
    83      World Omni Auto Receivables Trust 2004-A A2                                2.58           07/12/07               82,795
                                                                                                                    ----------------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $1,423,365)                                                                                           1,420,947
                                                                                                                    ----------------
            CONVERTIBLE BONDS (1.0%)
            Financial Conglomerates (0.8%)
   1,000    American Express Co. - 144A**                                              1.85  #        12/01/33            1,031,250
                                                                                                                    ----------------
            Internet Retail (0.2%)
    300     Amazon.com, Inc.                                                           4.75           02/01/09              290,250
                                                                                                                    ----------------
            TOTAL CONVERTIBLE BONDS
              (Cost $1,337,314)                                                                                           1,321,500
                                                                                                                    ----------------
            FOREIGN GOVERNMENT OBLIGATIONS (0.1%)
    30      Russian Federation (Russia) - 144A**                                       5.00           03/31/30               32,006
    125     United Mexican States (Mexico)                                             8.375          01/14/11              143,375
                                                                                                                    ----------------
            TOTAL FOREIGN GOVERNMENT OBLIGATIONS
              (Cost $172,442)                                                                                               175,381
                                                                                                                    ----------------
            SHORT-TERM INVESTMENTS (0.3%)
            U.S. GOVERNMENT OBLIGATION (a) (0.0%)
    50      U.S. Treasury Bill  + (Cost $49,706)                                       2.819          07/14/05               49,714
                                                                                                                    ----------------




            REPURCHASE AGREEMENT (0.3%)
    451     Joint repurchase agreement account
              (dated 04/29/05; proceeds $451,111) (b)
              (Cost $451,000)                                                          2.945          05/02/05              451,000
                                                                                                                    ----------------
            TOTAL SHORT-TERM INVESTMENTS
              (Cost $500,706)                                                                                               500,714
                                                                                                                    ----------------
            TOTAL INVESTMENTS
              (Cost $131,026,578)(c)(d)                                                                100.4%           133,862,067

            LIABILITIES IN EXCESS OF OTHER ASSETS                                                       (0.4)              (539,689)
                                                                                                     -----------    ----------------
            NET ASSETS                                                                                 100.0%          $133,322,378
                                                                                                     ===========    ================


-----------
     *      Non-income producing security.

    **      Resale is restricted to qualified institutional investors.

    ***     Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and the maturity date will be determined upon settlement.

     +      All or a portion of this security has been physically segregated in connection with open futures contracts in the amount of $41,150.

    ++      Rate shown is the rate in effect at April 30, 2005.

     #      Currently a 1.85% coupon rate; will convert to 0% on December 1,
            2006.

    (a)     Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

    (b)     Collateralized by federal agency and U.S. Treasury obligations.

    (c)     Securities have been designated as collateral in an amount equal to
            $19,966,505 in connection with open futures contracts and securities purchased on a delayed delivery basis.

    (d)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,432,636 and the aggregate gross unrealized depreciation is $7,597,147, resulting in net unrealized appreciation of $2,835,489.

FUTURES CONTRACTS OPEN AT APRIL 30, 2005:



                                      DESCRIPTION,                     UNDERLYING               UNREALIZED
 NUMBER OF     LONG/                 DELIVERY MONTH                   FACE AMOUNT              APPRECIATION
 CONTRACTS     SHORT                    AND YEAR                        AT VALUE              (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------

    21         Short      US Treasury Notes 2 Year, June 2005         $(4,361,765)                     $6,086

    59         Short      US Treasury Notes 5 Year, June 2005          (6,398,734)                    (12,620)

    48          Long      US Treasury Notes 10 Year, June 2005          5,348,250                      40,721

    22         Short      US Treasury Bonds 20 Year, June 2005         (2,526,563)                    (45,630)
                                                                                              ----------------
                                Net unrealized depreciation                                          $(11,443)
                                                                                              ================


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Allocator Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 16, 2005

                                        3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Allocator Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 16, 2005

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                        4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Allocator Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 16, 2005

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                        5